Leases (Tables)	6 Months Ended
Jul. 31, 2024
Leases
Schedule of components of operating lease expense

	Three Months Ended		Six Months Ended
	July 31,	July 31,	July 31,	July 31,
	2024	2023	2024	2023

Operating lease cost	927	1,027	1,835	2,000
Short-term lease cost	116	146	236	328
Total operating lease cost	1,043	1,173	2,071	2,328

	Three Months Ended		Six Months Ended
	July 31,	July 31,	July 31,	July 31,
	2024	2023	2024	2023

Operating cash outflows from operating leases included in measurement of lease liabilities	1,113	1,104	2,067	2,093
New ROU assets obtained in exchange for lease obligations	571	348	1,524	830

	July 31,	January 31,
	2024	2024
Weighted average remaining lease term (years)	3.0	3.0
Weighted average discount rate (%)	4.8	4.1

Schedule of maturities for operating lease liabilities

Operating
Years Ended January 31,	Leases
Remainder of 2025	1,860
2026	2,745
2027	1,683
2028	953
2029	450
2030 and thereafter	218
Total lease payments	7,909
Less: imputed interest	663
Total lease obligations	7,246
Current	2,947
Long-term	4,299